CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ 164,343	$ (224,425)	$ 89,177
Fair value adjustments to hedging financial instruments	10,408	(7,695)	(12,748)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	0	1,059	0
Fair value adjustments to available-for-sale securities	(1,101)	(4,608)	(2,190)
Earnings reclassification of previously deferred fair value adjustments to investment securities classified as available-for-sale securities	817	4,888	2,181
Other comprehensive income/(loss)	(2)	55	(6)
Other comprehensive income/(loss), net of tax	10,122	(6,301)	(12,763)
Comprehensive income/(loss)	$ 174,465	$ (230,726)	$ 76,414